Changes in non-cash working capital	12 Months Ended
Dec. 31, 2012
Changes In Non-Cash Working Capital
Changes in non-cash working capital

The change in non-cash working capital is comprised of:

	2012	2011	2010

Accounts receivable	(350,077)	(119,160)	1,139,309
Work-in-progress	135,747	(1,112,210)	-
Prepaid expenses	(97,544)	2,836	7,347
Accounts payable and accrued liabilities	275,799	771,337	(133,148)
Deferred revenue	(1,459,393)	1,776,496	-
	(1,495,468)	1,319,299	1,013,508
Portion attributable to:
Operating activities	(1,495,468)	1,319,299	1,013,508
Financing activities	-	-	-
Investing activities	-	-	-
	(1,495,468)	1,319,299	1,013,508